Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Fair value measurements of marketable securities, investments at FVTPL and derivative warrants

Fair value measurements of marketable securities, investments at FVTPL and derivative warrants are as follows:

		Fair value measurements using
December 31, 2021	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	83,724	83,724	—	—
Investments at FVTPL	48,576	—	—	48,576
Financial liabilities
Derivative warrants (1)	21,700	—	—	21,700

		Fair value measurements using
December 31, 2020	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Investments at FVTPL	51,876	—	—	51,876
Financial liabilities
Derivative warrants (1)	428	—	—	428
(1)

The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The Company has no cash obligation with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss

Impairment losses on accounts receivable recognized in profit or loss were as follows:

As at	December 31, 2021	December 31, 2020
Impairment loss (reversal) on trade receivables	214	(506)
Impairment loss (reversal) on other receivables	798	(126)
	1,012	(632)

Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable

The movement in the allowance for impairment in respect of accounts receivable during the year ended December 31, 2021 was as follows:

	December 31, 2021	December 31, 2020
Balance, beginning of year	120	752
Net remeasurement of impairment loss allowance	1,012	(632)
Balance, end of year	1,132	120

Risk Management Contracts Relating to Marketable Securities

The Company had the following risk management contracts relating to marketable securities outstanding as at December 31, 2021:

As at December 31, 2021	Quantity	Expiry	Proceeds	Fair value
Sold put options	2,174	Feb 18, 2022	34	27
Sold put options	1,329	Mar 18, 2022	65	51
	3,503		99	78

Timing of Expected Cash Outflows Relating to Financial Liabilities

The timing of expected cash outflows relating to financial liabilities at December 31, 2021 is as follows:

	Less than one year	One to three years	Three to five years	Thereafter	Total
Accounts payable and accrued liabilities	38,452	—	—	—	38,452
Lease obligations	5,938	10,514	8,424	13,629	38,505
Financial guarantee liability	—	466	—	—	466
Balance, end of period	44,390	10,980	8,424	13,629	77,423